Share capital and Contributed Surplus - Schedule of share-based compensation expense by function (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Shared-based compensation expense	$ 283,084	$ 1,960,072	$ 2,462,207	$ 0
General and administrative [Member]
Disclosure of classes of share capital [line items]
Shared-based compensation expense	160,267	1,104,858	1,425,111
Selling and marketing [Member]
Disclosure of classes of share capital [line items]
Shared-based compensation expense	42,700	552,627	754,167
Research and development, net [Member]
Disclosure of classes of share capital [line items]
Shared-based compensation expense	$ 80,117	$ 302,587	$ 282,929